Dividends - Additional Information (Detail) - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Dividends Paid [abstract]
Dividends proposed per ordinary share	¥ 0	¥ 0	¥ 0.050